================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10071

                    Oppenheimer Small- & Mid-Cap Growth Fund
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

                      Date of reporting period: 07/29/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS   JULY 29, 2011* (UNAUDITED)

                                                          SHARES            VALUE
                                                       -----------     ---------------
COMMON STOCKS--94.8%
CONSUMER DISCRETIONARY--18.5%
AUTO COMPONENTS--0.5%
BorgWarner, Inc. (1)                                        18,070     $     1,438,733
AUTOMOBILES--0.2%
Tesla Motors, Inc. (1)                                      16,090             453,255
HOTELS, RESTAURANTS & LEISURE--2.8%
Chipotle Mexican Grill, Inc., Cl. A (1)                     12,290           3,989,088
Panera Bread Co., Cl. A (1)                                 28,710           3,310,550
                                                                       ---------------
                                                                             7,299,638
HOUSEHOLD DURABLES--0.9%
Tempur-Pedic International, Inc. (1)                        34,290           2,469,223
INTERNET & CATALOG RETAIL--1.9%
HomeAway, Inc. (1)                                          29,290           1,151,390
NetFlix.com, Inc. (1)                                        9,540           2,537,545
Priceline.com, Inc. (1)                                      2,420           1,301,113
                                                                       ---------------
                                                                             4,990,048
MULTILINE RETAIL--2.4%
Dollar Tree, Inc. (1)                                       62,040           4,108,909
Nordstrom, Inc.                                             44,300           2,222,088
                                                                       ---------------
                                                                             6,330,997
SPECIALTY RETAIL--5.8%
Dick's Sporting Goods, Inc. (1)                             65,060           2,407,220
PetSmart, Inc.                                              29,080           1,251,022
Signet Jewelers Ltd. (1)                                    42,790           1,833,124
Tiffany & Co.                                               35,850           2,853,302
Tractor Supply Co.                                          51,750           3,411,360
Ulta Salon, Cosmetics & Fragrance, Inc. (1)                 52,440           3,305,293
                                                                       ---------------
                                                                            15,061,321
TEXTILES, APPAREL & LUXURY GOODS--4.0%
Deckers Outdoor Corp. (1)                                   29,320           2,910,010
Fossil, Inc. (1)                                            23,940           3,008,540
lululemon athletica, Inc. (1)                               44,270           2,680,106
Under Armour, Inc., Cl. A (1)                               25,440           1,867,550
                                                                       ---------------
                                                                            10,466,206
CONSUMER STAPLES--6.9%
BEVERAGES--1.4%
Hansen Natural Corp. (1)                                    49,140           3,765,107
FOOD & STAPLES RETAILING--1.5%
Fresh Market, Inc. (The) (1)                                32,890           1,168,582
Whole Foods Market, Inc.                                    42,790           2,854,093
                                                                       ---------------
                                                                             4,022,675
FOOD PRODUCTS--2.0%
Green Mountain Coffee, Inc. (1)                             49,060           5,099,787
PERSONAL PRODUCTS--2.0%
Estee Lauder Cos., Inc. (The), Cl. A                        31,030           3,255,357

                  1 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS   JULY 29, 2011* (UNAUDITED)

                                                          SHARES            VALUE
                                                       -----------     ---------------
PERSONAL PRODUCTS CONTINUED
Herbalife Ltd.                                              35,130     $     1,957,444
                                                                       ---------------
                                                                             5,212,801
ENERGY--8.3%
ENERGY EQUIPMENT & SERVICES--5.0%
C&J Energy Services, Inc. (1)                               14,856             453,108
Carbo Ceramics, Inc.                                        16,160           2,522,091
Core Laboratories NV                                        24,280           2,638,750
Key Energy Services, Inc. (1)                              135,520           2,641,285
McDermott International, Inc. (1)                           33,170             669,039
Oil States International, Inc. (1)                          25,160           2,030,412
Superior Energy Services, Inc. (1)                          52,350           2,172,002
                                                                       ---------------
                                                                            13,126,687
OIL, GAS & CONSUMABLE FUELS--3.3%
Berry Petroleum Co., Cl. A                                  34,450           1,975,708
Cimarex Energy Co.                                          17,060           1,503,327
Concho Resources, Inc. (1)                                  39,720           3,716,998
Whiting Petroleum Corp. (1)                                 22,610           1,324,946
                                                                       ---------------
                                                                             8,520,979
FINANCIALS--4.8%
CAPITAL MARKETS--1.6%
Affiliated Managers Group, Inc. (1)                         27,850           2,905,591
LPL Investment Holdings, Inc. (1)                           39,190           1,295,230
                                                                       ---------------
                                                                             4,200,821
COMMERCIAL BANKS--2.5%
First Republic Bank (1)                                     47,280           1,338,970
Signature Bank (1)                                          54,600           3,230,136
SVB Financial Group (1)                                     33,750           2,059,425
                                                                       ---------------
                                                                             6,628,531
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.7%
Jones Lang LaSalle, Inc.                                    21,300           1,813,056
HEALTH CARE--14.2%
BIOTECHNOLOGY--1.5%
Alexion Pharmaceuticals, Inc. (1)                           71,330           4,051,544
HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
Cooper Cos., Inc. (The)                                     24,810           1,897,717
Edwards Lifesciences Corp. (1)                              15,820           1,128,757
                                                                       ---------------
                                                                             3,026,474
HEALTH CARE PROVIDERS & SERVICES--5.3%
AMERIGROUP Corp. (1)                                        29,310           1,612,050
AmerisourceBergen Corp.                                     34,090           1,305,988
Brookdale Senior Living, Inc. (1)                          109,640           2,345,200
Catalyst Health Solutions, Inc. (1)                         44,010           2,883,975
Healthspring, Inc. (1)                                      43,730           1,794,679
HMS Holdings Corp. (1)                                      41,830           3,162,348


                  2 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS   JULY 29, 2011* (UNAUDITED)

                                                          SHARES            VALUE
                                                       -----------     ---------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Universal Health Services, Inc., Cl. B                      15,810     $       784,808
                                                                       ---------------
                                                                            13,889,048
HEALTH CARE TECHNOLOGY--2.3%
Cerner Corp. (1)                                            36,710           2,440,848
SXC Health Solutions Corp. (1)                              54,640           3,449,423
                                                                       ---------------
                                                                             5,890,271
LIFE SCIENCES TOOLS & SERVICES--1.5%
Illumina, Inc. (1)                                          32,790           2,047,736
Waters Corp. (1)                                            22,780           2,002,134
                                                                       ---------------
                                                                             4,049,870
PHARMACEUTICALS--2.4%
Perrigo Co.                                                 23,150           2,090,677
Valeant Pharmaceuticals International, Inc.                 25,160           1,384,555
Watson Pharmaceuticals, Inc. (1)                            39,960           2,682,515
                                                                       ---------------
                                                                             6,157,747
INDUSTRIALS--15.3%
AEROSPACE & DEFENSE--2.7%
B/E Aerospace, Inc. (1)                                     67,280           2,677,744
Hexcel Corp. (1)                                            41,020             982,019
TransDigm Group, Inc. (1)                                   37,100           3,341,597
                                                                       ---------------
                                                                             7,001,360
COMMERCIAL SERVICES & SUPPLIES--1.2%
Stericycle, Inc. (1)                                        21,870           1,795,964
Waste Connections, Inc.                                     40,970           1,320,873
                                                                       ---------------
                                                                             3,116,837
ELECTRICAL EQUIPMENT--3.9%
AMETEK, Inc.                                                64,765           2,752,513
Polypore International, Inc. (1)                            51,010           3,468,680
Roper Industries, Inc.                                      34,160           2,788,481
Sensata Technologies Holding NV (1)                         35,860           1,272,313
                                                                       ---------------
                                                                            10,281,987
MACHINERY--6.1%
Gardner Denver, Inc.                                        46,610           3,975,367
Graco, Inc.                                                 40,750           1,790,148
Joy Global, Inc.                                            31,470           2,955,662
Nordson Corp.                                               24,000           1,224,720
Robbins & Myers, Inc.                                       37,690           1,818,166
WABCO Holdings, Inc. (1)                                    40,080           2,527,044
Wabtec Corp.                                                28,710           1,852,369
                                                                       ---------------
                                                                            16,143,476
ROAD & RAIL--1.4%
Kansas City Southern, Inc. (1)                              61,680           3,660,708
INFORMATION TECHNOLOGY--17.9%
COMMUNICATIONS EQUIPMENT--2.4%
Acme Packet, Inc. (1)                                       17,860           1,052,311


                  3 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS   JULY 29, 2011* (UNAUDITED)


                                                          SHARES            VALUE
                                                       -----------     ---------------
COMMUNICATIONS EQUIPMENT CONTINUED
Aruba Networks, Inc. (1)                                    79,810     $     1,831,640
F5 Networks, Inc. (1)                                       11,840           1,106,803
Polycom, Inc. (1)                                           81,100           2,192,133
                                                                       ---------------
                                                                             6,182,887
INTERNET SOFTWARE & SERVICES--2.3%
Rackspace Hosting, Inc. (1)                                 78,180           3,127,200
SINA Corp. (1)                                              12,400           1,340,316
VeriSign, Inc.                                              53,970           1,684,404
                                                                       ---------------
                                                                             6,151,920
IT SERVICES--1.5%
Teradata Corp. (1)                                          59,020           3,243,739
Wright Express Corp. (1)                                    12,450             612,540
                                                                       ---------------
                                                                             3,856,279
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.9%
Atmel Corp. (1)                                            121,890           1,474,869
Avago Technologies Ltd.                                     53,610           1,802,898
Cavuim, Inc. (1)                                            60,650           2,091,819
Cypress Semiconductor Corp.                                 87,560           1,801,985
Netlogic Microsystems, Inc. (1)                             55,700           1,924,435
Xilinx, Inc.                                                37,140           1,192,194
                                                                       ---------------
                                                                            10,288,200
SOFTWARE--7.8%
Ariba, Inc. (1)                                             59,200           1,957,744
Citrix Systems, Inc. (1)                                    43,790           3,154,632
Fortinet, Inc. (1)                                         150,560           3,059,379
Informatica Corp. (1)                                       56,080           2,867,370
MICROS Systems, Inc. (1)                                    26,290           1,287,421
Red Hat, Inc. (1)                                           56,230           2,366,158
Salesforce.com, Inc. (1)                                     9,940           1,438,417
SuccessFactors, Inc. (1)                                    50,290           1,357,830
TIBCO Software, Inc. (1)                                   113,300           2,950,332
                                                                       ---------------
                                                                            20,439,283
MATERIALS--7.1%
CHEMICALS--4.7%
Airgas, Inc.                                                18,910           1,299,117
Albemarle Corp.                                             53,140           3,538,061
Celanese Corp., Series A                                    24,000           1,323,120
CF Industries Holdings, Inc.                                16,400           2,547,248
Rockwood Holdings, Inc. (1)                                 57,730           3,490,933
                                                                       ---------------
                                                                            12,198,479
CONTAINERS & PACKAGING--0.5%
Rock-Tenn Co., Cl. A                                        23,230           1,427,716
METALS & MINING--1.9%
Allied Nevada Gold Corp. (1)                                32,310           1,231,011


                  4 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS   JULY 29, 2011* (UNAUDITED)

                                                          SHARES            VALUE
                                                       -----------     ---------------
METALS & MINING CONTINUED
Molycorp, Inc. (1)                                          35,530     $     2,260,774
Silver Wheaton Corp.                                        41,190           1,486,135
                                                                       ---------------
                                                                             4,977,920
TELECOMMUNICATION SERVICES--1.8%
WIRELESS TELECOMMUNICATION SERVICES--1.8%
MetroPCS Communications, Inc. (1)                          107,320           1,747,170
NII Holdings, Inc. (1)                                      31,350           1,327,673
SBA Communications Corp. (1)                                41,260           1,574,894
                                                                       ---------------
                                                                             4,649,737
                                                                       ---------------
Total Common Stocks (Cost $195,650,393)                                    248,341,608

INVESTMENT COMPANY--3.0%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.13%  (2,3) (Cost $7,736,158)                           7,736,158           7,736,158

Total Investments, at Value (Cost $203,386,551)               97.8%        256,077,766
OTHER ASSETS NET OF LIABILITIES                                2.2           5,817,141
                                                       -----------     ---------------
NET ASSETS                                                   100.0%    $   261,894,907
                                                       ===========     ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* July 29, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1.    Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                                                            SHARES             GROSS         GROSS         SHARES
                                                     OCTOBER 29, 2010 (A)    ADDITIONS     REDUCTIONS   JULY 29, 2011
                                                    ---------------------  ------------  ------------  -------------
Oppenheimer Institutional Money Market Fund, Cl. E       3,153,450          110,103,207   105,520,499      7,736,158

                                                                                VALUE          INCOME
                                                                             ------------  -------------
Oppenheimer Institutional Money Market Fund, Cl. E                           $  7,736,158  $       8,623

a. October 29, 2010 represents the last business day of the Fund's 2010 fiscal year. See accompanying Notes.

3.    Rate shown is the 7-day yield as of July 29, 2011.

                  5 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS   JULY 29, 2011* (UNAUDITED)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of July 29, 2011 based on valuation input level:

                                                                     LEVEL 3--
                                  LEVEL 1--         LEVEL 2--      SIGNIFICANT
                                 UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                               QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                               -------------   -----------------   ------------   ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary       $  48,509,421   $              --   $         --   $    48,509,421
  Consumer Staples                18,100,370                  --             --        18,100,370
  Energy                          21,647,666                  --             --        21,647,666
  Financials                      12,642,408                  --             --        12,642,408
  Health Care                     37,064,954                  --             --        37,064,954
  Industrials                     40,204,368                  --             --        40,204,368
  Information Technology          46,918,569                  --             --        46,918,569
  Materials                       18,604,115                  --             --        18,604,115
  Telecommunication Services       4,649,737                  --             --         4,649,737
Investment Company                 7,736,158                  --             --         7,736,158
                               -------------   -----------------   ------------   ---------------
Total Assets                   $ 256,077,766   $              --   $         --   $   256,077,766
                               -------------   -----------------   ------------   ---------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY AND ANNUAL PERIODS. Since July 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

Since October 29, 2010 represents the last day during the Fund's 2010 fiscal year on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market

                  6 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS   JULY 29, 2011* (UNAUDITED)

inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

                  7 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS   JULY 29, 2011* (UNAUDITED)

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 29, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                    $ 204,401,477
                                                                  =============

Gross unrealized appreciation                                     $  56,042,062
Gross unrealized depreciation                                        (4,365,773)
                                                                  -------------
Net unrealized appreciation                                       $  51,676,289
                                                                  =============

                  8 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/29/2011, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Small- & Mid-Cap Growth Fund

By:  /s/ William F. Glavin, Jr.
     --------------------------------
     William F. Glavin, Jr.
     Principal Executive Officer

Date: 09/13/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ William F. Glavin, Jr.
     --------------------------------
     William F. Glavin, Jr.
     Principal Executive Officer

Date: 09/13/2011

By:  /s/ Brian W. Wixted
     --------------------------------
     Brian W. Wixted
     Principal Financial Officer

Date: 09/13/2011